Structured Entities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of information about structured entities [line items]
Assets	¥ 248,160,847	¥ 235,024,987
Unconsolidated structured entities [Member]
Disclosure of information about structured entities [line items]
Income from sponsored unconsolidated structured entities	29,679	36,823
Assets transferred to sponsored unconsolidated structured entities	1,922,459	2,777,918
Asset backed commercial paper conduits [Member]
Disclosure of information about structured entities [line items]
Assets	806,524	786,433
Notional amounts of liquidity and credit enhancement facilities	¥ 1,364,128	¥ 1,226,930